Trade and other payables (Schedule of Trade and Other Payables) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade and other payables.
V.A.T	$ 8,842	$ 975
Trade payables	93,435	108,977
Customer advance payments	152,000
Other short-term advance payments		450
Outstanding commitments in Chile	3,320	5,869
Staff costs to be paid	11,563	10,852
Royalties to be paid	723	791
Taxes and other debts to be paid	8,237	9,381
To be paid to co-venturers	1,829	522
Total trade and other payables	279,949	137,817
Current	$ 279,949	$ 137,817